Securities Sold under Agreements to Repurchase	12 Months Ended
Dec. 31, 2020
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Securities Sold under Agreements to Repurchase
19	SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

	As at 31 December 2020	As at 31 December 2019
	RMB million	RMB million
Interbank market	97,974	63,631
Stock exchange market	24,275	54,457

Total	122,249	118,088

Maturing:
Within 30 days	122,101	117,928
More than 30 days within 90 days	140	—
After 90 days	8	160

Total	122,249	118,088

As at 31 December 2020, bonds with a carrying value of RMB113,454 million (as at 31 December 2019: RMB92,011 million) were pledged as collateral for financial assets sold under agreements to repurchase resulting from repurchase transactions entered into by the Group in the interbank market.
For debt repurchase transactions through the stock exchange, the Group is required to deposit certain exchange-traded bonds into a collateral pool with fair value converted at a standard rate pursuant to the stock exchange’s regulation which should be no less than the balance of the related repurchase transaction. As at 31 December 2020, the carrying value of securities deposited in the collateral pool was RMB256,062 million (as at 31 December 2019: RMB256,700 million). The collateral is restricted from trading during the period of the repurchase transaction.